Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Future Minimum Payments Receivable [Line Items]
2016	$ 106,813
2017	106,142
2018	56,651
2019	38,318
2020 and thereafter	64,720
Total future minimum lease payments	$ 372,644	$ 422,451